Capital - Summary of Change in Capital (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Pre-defnied share repurchase plan	$ (20)	$ (3)